Finance Expense - Summary of Finance Expense (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure Of Finance Expense [Abstract]
Interest on debts and borrowings	€ 4,286	€ 5,333	€ 4,109
Financial discounts and other expenses	102	37	871
Interest on lease liabilities	585	624	626
Financial component IAS 19	28	125	374
Foreign currency exchange losses	10,172	12,033	5,334
Derivatives devaluation	3,211	2,471	2,513
Other fair value adjustments	424	1,225	1,423
Total finance expense	€ 18,808	€ 21,848	€ 15,250